UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05549

Reynolds Funds, Inc.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee,  WI  53202

(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
2580 Kekaa Drive #115
Lahaina, Hawaii  96761

(Name and address of agent for service)

(415) 265-7167

Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
March 31, 2011

REYNOLDS
BLUE CHIP GROWTH FUND

Seeking Long-Term Capital Appreciation

A No-Load Mutual Fund

1-800-773-9665
www.reynoldsfunds.com

REYNOLDS BLUE CHIP GROWTH FUND

May 16, 2011

Dear Fellow Shareholders:

Performance highlights (March 31, 2011)
The performance of the Reynolds Blue Chip Growth Fund (the “Fund” or the “Blue Chip Fund”) in the six months ended March 31, 2011 was +21.45%. The performance of the Standard & Poor’s 500 Index(1) during that same period was +17.31%. The average total returns of the Reynolds Blue Chip Growth Fund for the one year and annualized 3-year, 5-year and 10-year periods through March 31, 2011 were +24.21%,  +22.66%,  +12.89% and +4.85%, respectively. The average total returns for the Fund’s benchmark, the Standard & Poor’s 500, for the one year and annualized 3-year, 5-year and 10-year periods through March 31, 2011 were +15.65%, +2.35%, +2.62% and +3.29%, respectively.

(1)
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis.  A particular stock’s weighting in the Index is based on its relative total market value (i.e. its market price per share times the number of shares outstanding.)  Stocks may be added or deleted from the Index from time to time.

The performance of the Reynolds Blue Chip Growth Fund during the three months ended March 31, 2011 was +7.12%. The performance of the Standard & Poor’s 500 Index during that same period was +5.92%.

Investment Strategy
Ideally I would always invest in stocks for the long-term and have low turnover. However, it is very important to closely analyze intermediate-term potential economic cycles and resulting stock market problems or positives. In October 2007, I became increasingly concerned regarding several potential economic problems. I believed that one of these potential problems was high housing prices, and the increasingly speculative financial instruments that had evolved in this segment of the economy. As a result, I began implementing a strong “defensive investment strategy” for the Reynolds Blue Chip Growth Fund by selling equities held in the Fund and raising the cash position. The beginning of the implementation of this defensive investment strategy coincided within a few days of the intermediate top of the stock market in October 2007. I began purchasing equities for the Blue Chip Fund in March 2009, as I believed that the prices of many high quality equities had declined to attractive long-term buying ranges and the massive amount of stimulus that was being implemented worldwide would be a positive. The beginning of the implementation of this more “normal investment strategy” also coincided within a few days of the intermediate bottom of the stock market.

The U.S. Economy
The U.S. economic recovery that started in mid-2009 has continued so far in 2011, although at a slow rate. U.S. Gross Domestic Product (GDP), helped by various stimulus measures, expanded at an inflation-adjusted annual rate of 1.8% in the quarter ended March 31, 2011 and is estimated to expand at a 2.0% rate in the quarter ended June 30, 2011.  U.S. GDP increased at a 3.1% rate in the quarter ended December 31, 2010; at a 2.6% rate in the quarter ended September 30, 2010; at a 1.7% rate in the quarter ended June 30, 2010; at a 3.7% rate in the quarter ended March 31, 2010, at a 5.0% rate in the quarter ended December 31, 2009; and at a 1.6% rate in the quarter ended September 30, 2009. Prior to that, the economy decreased for four consecutive quarters. The majority of economists are forecasting moderate economic growth with no double-dip recession or v-shaped recovery. For the rest of calendar 2011 the economy should be characterized by economic growth averaging 2.6%, helped by gains in consumer spending and strong gains in manufacturing demand and output. The economy will be characterized by large fiscal deficits. The Fed should complete the second round of monetary easing in June and it is forecast that they will begin raising interest rates in early 2012.

There are some current and potential economic and investment negatives at the present time including: (1) economic forecasts for 2011 have recently been reduced; (2) unemployment at 9% is still high more than one and one half years after the economy started growing; (3) higher oil prices including higher gasoline prices are negatively affecting economic growth; (4) residential and commercial real estate continue to lag; (5) mortgage rates are low, but mortgage credit is still somewhat tight; (6) federal, state and local  government spending remains weak; (7) inflation and/or interest rates may be increasing in the future; (8) the U.S. deficit needs to be reduced; (9) the recent earthquake, tsunami and nuclear problems in Japan are negatively affecting the Japanese economy and other economies; (10) economic problems with some individual Euro-zone countries such as Greece, Portugal,  Ireland and Spain which may spread to other countries; (11) debt problems in Europe may negatively affect U.S. and/or European economic growth; (12) the recent raising of interest rates by China, India and other countries could slow economic growth; and  (13) political unrest in several countries in the Middle East and Northern Africa. In addition, now that global government stimulus programs of more than $2 trillion have occurred, central banks are starting to withdraw some of the stimulus and guarding against inflation. However, compared with pouring money into the economy, draining money from the economy is a much tougher job for central banks. The near term policy focus is to balance the need to maintain stable and relatively fast growth, the need to adjust the economic structure and the need to manage inflationary expectations.

There are many current and potential economic and investment positives: (1) chain store sales have recently been strong; (2) manufacturing demand and output are showing strong gains; (3) business spending on equipment and software has been strong; (4) nonfarm payrolls have been increasing; (5) there has been an increase in the willingness of companies to commit capital as evidenced by the recent increase in merger and acquisition activity; (6) the economy has grown in the last seven quarters through the March 31, 2011 quarter and should continue growing in the near future; (7) manufacturing employment and payrolls have been increasing, further indicating that a recovery has taken hold; (8) growth in the service sector is gaining momentum and broadening; (9)  businesses have been able to use the credit markets to strengthen their balance sheets; (10) interest rates remain low; (11) many companies recently reported better than expected quarterly earnings; (12) many companies reported revenue growth, not just earnings growth from cutting expenses in the most recent quarters; (13) recent productivity gains have been strong; (14) motor vehicle sales have recently been strong; (15) Ben Bernanke, the head of the Federal Reserve, recently predicted that some factors weighing on the economy would prove “transitory”; and (16) oil prices have recently declined.

The U.S. economic recovery is being affected by a number of secular factors that are altering the pace and composition of growth. The economy in 2011 is being affected by greater prudence and less speculation in lending, the importance of exports and jobs and less leverage for consumer spending. GDP increased 2.9% in 2010 after decreasing 2.6% in calendar 2009, after no change (0.0%) in calendar 2008, and increasing 2.1% in 2007, 2.8% in 2006, 3.1% in 2005, 3.9% in 2004, 2.7% in 2003, 1.9% in 2002, 0.8% in 2001 and 3.7% in 2000. GDP is forecast to increase 2.4 % in 2011 and 2.7% in 2012.

U.S. inflation numbers have been helped in the last few years by such factors as: (1) global competition; (2) advances in technology resulting in increasing productivity; and (3) technology innovations that are helping to lower production and distribution costs.  Inflation, as measured by the Consumer Price Index, increased 1.6% in 2010 after decreasing 0.3% in 2009, and increasing 3.8% in 2008, 2.9% in 2007, 3.2% in 2006, 3.4% in 2005, 2.7% in 2004, 2.3% in 2003, 1.6% in 2002, 2.8% in 2001 and 3.4% in 2000. U.S. inflation is forecast to increase 3.3% in 2011 and 3.4% in 2012.

The World Economy
The global economic recovery that started in mid-2009 has continued in 2011 at a solid rate. It is forecast that this expansion will continue for the next two years. The expansion today appears to be more sustainable than it was a year ago because domestic demand is strengthening in many economies and accommodative financial conditions remain largely in place in most countries. This strength in foreign economic output has led some central banks, including those of Australia, China and India, to tighten monetary policy to guard against an acceleration of inflation. Dollar weakness has led to worry in some foreign countries regarding their trade competitiveness as their currencies have strengthened. The Bank of Japan and the Brazilian government have enacted measures to attempt to slow the appreciation of their currencies.

Recovery is strongest in Asia with China having the strongest growth. Other Asian countries are having strong growth rates as well. Recovery is also occurring in Latin America and Brazil. Economic growth has also returned to Western Europe, although at a slower pace than other regions. The biggest risk to Euro-zone economic growth is related to the potential sovereign government debt crises that have appeared.  Europe will need significant fiscal retrenchment in the next few years which will slow their economic growth.  Some developing countries in the world have been growing faster than the U.S. in the last few years.  Their economies continued to grow faster than the U.S. during the most recent worldwide economic slowdown and their economies are forecast to grow faster than the U.S. in 2011.

The World Economy increased 4.8% in 2010 after decreasing 0.8% in 2009 and is forecast to increase 4.0% in 2011 and 4.3% in 2012. Among “advanced economies”: (1) Japan increased 4.0% in 2010 after decreasing  5.2% in 2009 and is forecast to increase 0.4% in 2011 and 2.1% in 2012; (2) the Euro-zone increased 1.7% in 2010 after decreasing 4.0% in 2009 and is forecast to increase 1.8% in 2011 and 2.2% in 2012; (3) the United  Kingdom increased 1.3% in 2010 after decreasing 4.9% in 2009 and is forecast to increase 1.4% in 2011 and 2.2% in 2012; (4) Canada increased 3.1% in 2010 after decreasing 2.6% in 2009 and is forecast to increase 2.9% in 2011 and 3.1% in 2012; and (5) Korea increased 6.2% in 2010 after increasing 0.2% in 2009 and is forecast to increase 4.3% in 2011 and 4.4% in 2012.

The biggest developing economies are many times referred to as the “BRIC” economies, which is short for Brazil, Russia, India, and China. China’s population is approximately 20% of the world’s total population of approximately 6.8 billion. Many economists believe that China has a particularly good long-term outlook. In the second quarter of 2010 China overtook Japan and became the world’s second largest economy after the U.S. It is the world’s fastest growing major economy. China was one of the first countries to show a pickup in growth as the recession was ending in 2009 and it helped to lead the world out of recession. The acceleration in China’s growth is resulting in policy makers withdrawing record fiscal and monetary stimulus. For example, bank lending has been tightened and interest rates have recently been raised several times. GDP increased 10.4% in 2010 after increasing 8.5% in 2009 and is forecast to increase 9.3% in 2011 and 9.0% in 2012.

India’s population is approximately 17% of the world’s population. It is the world’s second fastest growing economy. India’s economy increased 8.4% in 2010 after increasing 6.8% in 2009 and is forecast to increase 7.4% in 2011 and 8.3% in 2012.

Brazil is Latin America’s biggest economy. Brazil emerged from its first recession since 2003 in the second quarter of 2009.  GDP increased 7.5% in 2010 after decreasing 0.2% in 2009 and is forecast to increase 4.5% in 2011 and 4.9% in 2012. Russia’s economy grew at 4.0% in 2010 after decreasing 7.9% in 2009 and is forecast to increase 4.3% in 2011 and 4.1% in 2012.

Many worldwide larger multinational companies should be well positioned to benefit long-term from worldwide growth. To the extent that some of these companies’ U.S. earnings are growing slower, this could be somewhat offset by their possible stronger foreign earnings. The long-term strategy of the Reynolds Blue Chip Growth Fund is to be structured to benefit from this worldwide growth by investing in many of these leading multinational growth companies.

The Blue Chip Fund is positioned to participate in long-term worldwide growth trends through investments in multinational U.S. headquartered companies. In addition, the Fund has investments in leading foreign headquartered companies, whose stocks or American Depositary Receipts (ADRs) trade in the United States. These ADR’s are denominated in dollars and they must use GAAP (Generally Accepted Accounting Principles) accounting to qualify as an ADR. The Blue Chip Fund may hold up to 35% of its assets in ADRs.

Opportunistic Investing in Companies of Various Sizes and Diversified Among Various Industries
The Reynolds Blue Chip Growth Fund usually invests in companies of various sizes as classified by their market capitalizations. A company’s market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price.  Other considerations in selecting companies for the Fund include revenue growth rates, product innovations, financial strength, management’s knowledge and experience plus the overall economic and geopolitical environments and interest rates.  The Fund’s investments are diversified among various industries.

The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in worldwide “blue chip” growth companies.  These companies are defined as companies with a minimum market capitalization of $1 billion. In the long-term these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies.
Industry Sectors(2) as of March 31, 2011

(2)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Low Long-Term Interest Rates by Historical Standards are a Significant Positive for Stock Valuations
Long-term interest rates remain near historically low levels. Low long-term interest rates usually result in higher stock valuations for many reasons including:

(1) Long-term borrowing costs of corporations are lower resulting in higher business confidence and profits.

(2) Long-term borrowing costs of individuals are lower which increases consumer confidence and spending.

(3) A company’s stock is usually valued by placing a present value on that company’s future stream of earnings and dividends. The present value is higher when interest and inflation rates are low.

Linked Money Market Fund
The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC. This Fund is offered as a money market alternative to our shareholders. The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to your holdings in the Reynolds Blue Chip Growth Fund.  This Fund is also included on your quarterly statements.

Information about the Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund

Reynoldsfunds.com website: You can access current information about your investment holdings via our website, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and the current Reynolds Blue Chip Growth Fund net asset value. Additional information available (PIN number not needed) includes quarterly updates of the returns of the Blue Chip Fund, top ten holdings and industry percentages. Also, detailed statistics and graphs of past performances from a link to Morningstar for the Blue Chip Fund.

For automatic current daily net asset values:  Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours a day, seven days a week and press “any key” then “1”. The updated current net asset value for the Blue Chip Fund is usually available each business day after 5 P.M. (PST).

For the Reynolds Blue Chip Growth Fund shareholders to automatically access their current account information:  Call 1-800-773-9665 (twenty-four hours a day, seven days a week), press “any key” then “2” and enter your 16 digit account number which appears at the top right of your statement.

To speak to a Fund representative regarding the current daily net asset value, current account information and any other questions:  Call 1-800-773-9665 and press “0” from 6 A.M. to 5 P.M. (PST).

Shareholder statement frequency:  Consolidated statements summarizing the Blue Chip Fund and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly. In addition, individual Blue Chip Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements are sent for the Blue Chip Fund or First American Treasury Obligations Fund when a shareholder purchases or redeems shares; (2) Blue Chip Fund statements are sent twice a year if, and when, any ordinary income or capital gains are distributed.

Tax reporting:  Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Blue Chip Fund and the First American Treasury Obligations Fund are also reported in January.

Minimum investment:  $1,000 for regular and retirement accounts ($100 for additional investments for all accounts – except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

Retirement plans:  All types are offered including Traditional IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, and SEP IRA.

Automatic Investment Plan:  There is no charge to automatically debit your checking account to invest in the Blue Chip Fund or the First American Treasury Obligations Fund ($50 minimum for either of these Funds) at periodic intervals to make automatic purchases in either of these Funds. This is useful for dollar cost averaging for the Blue Chip Fund.

Systematic Withdrawal Plan:  For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in the Blue Chip Fund or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

Free Check Writing:  Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

Exchanges or regular redemptions between the Blue Chip Fund and the First American Treasury Obligations Fund:  As often as desired – no charge.

NASDAQ symbols:  Reynolds Blue Chip Growth Fund – RBCGX and First American Treasury Obligations Fund – FATXX.

Portfolio Manager:  Frederick Reynolds is the portfolio manager of the Reynolds Blue Chip Growth Fund.

The Reynolds Blue Chip Growth Fund and the First American Treasury Obligations Fund are No-Load:  No front-end sales commissions or deferred sales charges (“loads”) are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or “load” in which up to 5% of a shareholder’s assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or “load” which is typically deducted from a shareholder’s account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder’s return. The Blue Chip Fund and First American Treasury Obligations Fund are No-Load as they do not have these extra charges.

We appreciate your continued confidence in the Reynolds Blue Chip Growth Fund and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

Frederick L. Reynolds
President

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Blue Chip Growth Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com.

Reynolds Blue Chip Growth Fund
COST DISCUSSION (Unaudited)

As a shareholder of the Reynolds Blue Chip Growth Fund, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/10	Value 3/31/11	Period* 10/01/10-3/31/11
Reynolds Blue Chip Growth Fund Actual	$1,000.00	$1,214.50	$8.56
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2010 and March 31, 2011).

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.reynoldsfunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Reynolds Blue Chip Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

ASSETS:
Investments in securities, at value (cost $204,625,617)	$245,453,307
Cash	6,223,505
Receivable from investments sold	110,528
Receivable from shareholders for purchases	3,861,155
Dividends receivable	144,506
Total assets	$255,793,001
LIABILITIES:
Payable to brokers for investments purchased	$5,452,583
Payable to shareholders for redemptions	202,613
Payable to adviser for management fees	199,722
Payable for distribution expenses	23,385
Other liabilities	46,804
Total liabilities	5,925,107
NET ASSETS:
Capital Stock, $0.01 par value; 40,000,000 shares authorized; 4,260,163 shares outstanding	221,691,746
Net unrealized appreciation on investments	40,827,690
Accumulated net realized loss on investments	(12,651,542)
Net assets	249,867,894
Total liabilities and net assets	$255,793,001
CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share ($249,867,894 ÷ 4,260,163 shares outstanding)	$58.65

The accompanying notes to financial statements are an integral part of this statement.

SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a)
COMMON STOCKS — 97.7% (a)
	Aerospace & Defense — 1.8%
5,400	BE Aerospace, Inc.*	$191,862
6,700	The Boeing Co.	495,331
2,700	Embraer S.A. - SP-ADR	90,990
800	Esterline Technologies Corp.*	56,576
4,500	General Dynamics Corp.	344,520
5,600	Goodrich Corp.	478,968
5,200	Hexcel Corp.*	102,388
6,800	Honeywell International Inc.	406,028
433	Huntington Ingalls Industries Inc.*	17,984
2,900	L-3 Communications Holdings, Inc.	227,099
1,300	Lockheed Martin Corp.	104,520
2,600	Northrop Grumman Corp.	163,046
1,200	Precision Castparts Corp.	176,616
2,300	Raytheon Co.	117,001
2,400	Rockwell Collins, Inc.	155,592
1,600	Spirit AeroSystems Holdings Inc.*	41,072
1,100	Teledyne Technologies
	Incorporated*	56,881
7,500	TransDigm Group, Inc.*	628,725
1,400	Triumph Group, Inc.	123,830
6,200	United Technologies Corp.	524,830
		4,503,859

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Air Freight & Logistics — 0.5%
4,300	C. H. Robinson Worldwide, Inc.	$318,759
3,200	Expeditors International
	of Washington, Inc.	160,448
3,400	FedEx Corp.	318,070
5,900	United Parcel Service, Inc. Cl B	438,488
		1,235,765
	Airlines — 0.8%
2,700	Alaska Air Group, Inc.*	171,234
2,700	Allegiant Travel Co.	118,287
18,000	AMR Corp.*	116,280
2,800	China Eastern Airlines
	Corporation Ltd. - SP-ADR*	53,284
7,200	China Southern Airlines
	Company Ltd. - SP-ADR*	160,128
9,100	Delta Air Lines, Inc.*	89,180
9,100	GOL - Linhas Aereas
	Inteligentes S.A. - SP-ADR	124,943
7,300	Hawaiian Holdings, Inc.*	43,873
10,400	JetBlue Airways Corp.*	65,208
3,400	Lan Airlines S.A.	87,006
100	Republic Airways Holdings Inc.*	643
3,700	Ryanair Holdings PLC - SP-ADR	102,860
26,000	Southwest Airlines Co.	328,380
1,800	Tam S.A. - SP-ADR	35,532
17,775	United Continental Holdings Inc.*	408,647
16,900	US Airways Group, Inc.*	147,199
		2,052,684
	Auto Components — 0.8%
5,100	American Axle &
	Manufacturing Holdings, Inc.*	64,209
7,500	BorgWarner, Inc.*	597,675
5,800	China Automotive Systems, Inc.*	51,446
900	Dorman Products, Inc.*	37,881
14,330	The Goodyear Tire & Rubber Co. *	214,664
8,100	Johnson Controls, Inc.	336,717
600	Magna International Inc.	28,746
8,900	Tenneco Inc.*	377,805
6,600	TRW Automotive Holdings Corp.*	363,528
		2,072,671
	Automobiles — 0.8%
32,800	Ford Motor Co.*	489,048
800	General Motors Co.*	24,824
6,400	Harley-Davidson, Inc.	271,936
7,000	Honda Motor Co., Ltd. - SP-ADR	262,570
25,820	Tata Motors Ltd. - SP-ADR	717,538
1,200	Toyota Motor Corp. - SP-ADR	96,300
		1,862,216
	Beverages — 1.4%
3,600	Anheuser-Busch
	InBev N.V. - SP-ADR	205,812
4,100	The Boston Beer Company, Inc.*	379,742
12,600	The Coca-Cola Co.	836,010
3,400	Coca-Cola Enterprises Inc.	92,820
2,100	Coca-Cola Femsa,
	S.A.B. de C.V. - SP-ADR	161,679
1,300	Compania Cervecerias
	Unidas S.A. - SP-ADR	76,830
6,500	Constellation Brands, Inc.*	131,820
28,500	Cott Corp.*	239,400
2,200	Craft Brewers Alliance Inc.*	20,042
4,100	Diageo PLC - SP-ADR	312,502
3,700	Dr Pepper Snapple Group, Inc.	137,492
2,600	Fomento Economico Mexicano,
	S.A.B. de C.V. - SP-ADR	152,620
7,000	Hansen Natural Corp.*	421,610
2,000	Molson Coors Brewing Co.	93,780
4,600	PepsiCo, Inc.	296,286
		3,558,445
	Biotechnology — 1.0%
10,000	Aastrom Biosciences, Inc.*	25,000
3,300	Alexion Pharmaceuticals, Inc.*	325,644
7,200	Alkermes, Inc.*	93,240
4,100	Amgen Inc.*	219,145
3,900	Amylin Pharmaceuticals, Inc.*	44,343
13,800	ARIAD Pharmaceuticals, Inc.*	103,776
9,000	AVI BioPharma, Inc.*	16,830
2,200	BioCryst Pharmaceuticals, Inc.*	8,338
4,200	Biogen Idec Inc.*	308,238
2,500	Celgene Corp.*	143,825
74,000	Cell Therapeutics, Inc.*	27,528
600	Cephalon, Inc.*	45,468

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Biotechnology — 1.0% (Continued)
2,900	Dendreon Corp.*	$108,547
3,300	Dynavax Technologies Corporation*	9,108
4,000	Gilead Sciences, Inc.*	169,760
4,900	Human Genome Sciences, Inc.*	134,505
13,400	Incyte Corp.*	212,390
1,600	Regeneron Pharmaceuticals, Inc.*	71,904
3,300	Savient Pharmaceuticals Inc.*	34,980
4,000	SciClone Pharmaceuticals, Inc.*	16,160
4,300	United Therapeutics Corporation*	288,186
1,700	Vertex Pharmaceuticals Inc.*	81,481
4,000	Vical Inc.*	11,840
5,400	XOMA Ltd.*	15,228
		2,515,464
	Building Products — 0.2%
1,500	Armstrong World Industries, Inc.	69,405
13,000	Masco Corp.	180,960
3,300	Owens Corning Inc.*	118,767
		369,132
	Capital Markets — 1.7%
1,100	Affiliated Managers Group, Inc.*	120,307
2,800	Ameriprise Financial, Inc.	171,024
7,000	Bank of New York Mellon Corp.	209,090
8,400	BGC Partners, Inc.	78,036
700	Credit Suisse Group AG - SP-ADR	29,806
2,100	Deutsche Bank AG	124,047
7,030	E*Trade Financial Corp.*	109,879
5,900	Financial Engines, Inc.*	162,604
2,100	Franklin Resources, Inc.	262,668
3,800	The Goldman Sachs Group, Inc.	602,186
2,000	Golub Capital BDC Inc.	31,560
3,200	Invesco Limited	81,792
10,000	Janus Capital Group Inc.	124,700
4,700	Jefferies Group, Inc.	117,218
3,000	Lazard Ltd.	124,740
2,100	Legg Mason, Inc.	75,789
2,300	Morgan Stanley	62,836
1,000	Northern Trust Corp.	50,750
1,200	Piper Jaffray Companies, Inc.*	49,716
7,400	T. Rowe Price Group Inc.	491,508
4,700	Raymond James Financial, Inc.	179,728
2,000	Safeguard Scientifics, Inc.*	40,700
13,400	The Charles Schwab Corporation	241,602
2,400	SEI Investments Co.	57,312
3,600	State Street Corp.	161,784
9,900	TD Ameritrade Holding Corp.	206,613
2,800	Virtus Investment Partners Inc.*	164,976
4,400	Waddell & Reed Financial, Inc.	178,684
		4,311,655
	Chemicals — 3.1%
5,200	Agrium Inc.	479,752
2,400	Airgas, Inc.	159,408
4,100	Albemarle Corporation	245,057
1,500	CF Industries Holdings, Inc.	205,185
2,500	China Agritech, Inc.*(b)	15,625
2,200	China GengSheng Minerals Inc.*	6,710
1,500	Cytec Industries Inc.	81,555
8,600	The Dow Chemical Co.	324,650
10,600	E.I. du Pont de Nemours and Co.	582,682
2,900	Eastman Chemical Co.	288,028
9,300	Ferro Corporation*	154,287
3,600	FMC Corporation	305,748
8,300	W. R. Grace & Co.*	317,807
4,000	Huntsman Corporation	69,520
7,500	International Flavors
	& Fragrances Inc.	467,250
8,900	Intrepid Potash, Inc.*	309,898
4,200	Koppers Holdings, Inc.	179,340
8,100	Kraton Performance Polymers, Inc.*	309,825
4,300	Kronos Worldwide, Inc.	251,335
5,800	LyondellBasell Industries N.V.*	229,390
5,600	Monsanto Company	404,656
5,600	The Mosaic Co.	441,000
4,600	Nalco Holding Co.	125,626
600	NewMarket Corporation	94,932
7,100	Olin Corp.	162,732
6,600	Potash Corporation of
	Saskatchewan Inc.	388,938
4,300	PPG Industries, Inc.	409,403
1,300	Praxair, Inc.	132,080
3,800	RPM International, Inc.	90,174

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Chemicals — 3.1% (Continued)
1,700	The Scotts Miracle-Gro Company	$98,345
2,400	Sigma-Aldrich Corp.	152,736
7,500	Solutia Inc.*	190,500
500	Syngenta AG - SP-ADR	32,585
2,200	The Valspar Corp.	86,020
1,600	Yara International ASA - SP-ADR	81,280
		7,874,059
	Commercial Banks — 1.0%
2,300	Banco Santander S.A. - SP-ADR	26,956
1,100	Bank of Hawaii Corp.	52,602
700	Bank of Montreal	45,486
1,900	Bank of Nova Scotia	116,641
1,100	Barclays PLC	19,954
4,800	BB&T Corp.	131,760
5,500	CapitalSource Inc.	38,720
900	CIT Group Inc.*	38,295
7,300	East West Bancorp, Inc.	160,308
16,400	Fifth Third Bancorp	227,632
2,600	First Horizon National Corporation	29,146
7,400	Hudson City Bancorp, Inc.	71,632
21,500	Huntington Bancshares Inc.	142,760
18,800	KeyCorp	166,944
3,100	Marshall & Ilsley Corp.	24,769
1,600	PNC Financial Services Group, Inc.	100,784
12,700	Regions Financial Corp.	92,202
7,400	SunTrust Banks, Inc.	213,416
9,000	Synovus Financial Corp.	21,600
2,300	The Toronto-Dominion Bank	203,757
3,500	U.S. Bancorp	92,505
6,900	Wells Fargo & Co.	218,730
10,700	Zions Bancorporation	246,742
		2,483,341
	Commercial Services & Supplies — 0.7%
3,700	Avery Dennison Corp.	155,252
1,000	Consolidated Graphics, Inc.*	54,630
4,300	Copart, Inc.*	186,319
7,200	A.T. Cross Company*	76,752
2,700	R.R. Donnelley & Sons Company	51,084
4,033	IESI-BFC Ltd.	102,317
3,600	Iron Mountain Incorporated	112,428
2,700	Herman Miller, Inc.	74,223
1,500	Pitney Bowes Inc.	38,535
2,200	Republic Services, Inc.	66,088
13,400	RINO International Corp.*	23,986
10,050	Rollins, Inc.	204,015
25,600	The Standard Register Co.	84,992
2,800	Stericycle, Inc.*	248,276
3,700	Sykes Enterprises, Inc.*	73,149
3,100	Waste Connections, Inc.	89,249
3,800	Waste Management, Inc.	141,892
		1,783,187
	Communications Equipment — 3.2%
3,400	Acme Packet, Inc.*	241,264
4,100	ADTRAN, Inc.	174,086
10,200	Alcatel-Lucent - SP-ADR*	59,262
5,700	Anaren, Inc.*	114,570
13,200	Aruba Networks Inc.*	446,688
1,000	Black Box Corporation	35,150
1,000	Blue Coat Systems, Inc.*	28,160
9,700	Brocade Communications
	Systems, Inc.*	59,655
23,700	Ciena Corp.*	615,252
11,800	Cisco Systems, Inc.*	202,370
13,800	L.M. Ericsson Telephone Co.	177,468
6,400	F5 Networks, Inc.*	656,448
29,975	Finisar Corp.*	737,385
3,000	Harmonic Inc.*	28,140
1,000	Harris Corp.	49,600
11,100	Infinera Corporation*	93,129
5,700	Ituran Location and Control Ltd.	85,500
1,700	Ixia*	26,996
35,700	JDS Uniphase Corp.*	743,988
11,400	Juniper Networks, Inc.*	479,712
600	Loral Space &
	Communications Inc.*	46,530
3,800	Motorola Mobility Holdings Inc.*	92,720
2,600	Motorola Solutions, Inc.*	116,194
7,000	NETGEAR, Inc.*	227,080
6,500	Nokia Corp. - SP-ADR	55,315
3,200	Plantronics, Inc.	117,184

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Communications Equipment — 3.2% (Continued)
2,900	Polycom, Inc.*	$150,365
12,000	QUALCOMM, Inc.	657,960
800	RADWARE Ltd.*	28,352
7,300	Research In Motion Ltd.*	412,961
10,000	Riverbed Technology, Inc.*	376,500
17,000	Sierra Wireless Inc.*	185,810
10,000	Sonus Networks, Inc.*	37,600
2,800	Sycamore Networks, Inc.	68,404
9,700	Tellabs, Inc.	50,828
2,900	ViaSat, Inc.*	115,536
20,600	Westell Technologies, Inc.*	72,100
		7,866,262
	Computers & Peripherals — 4.3%
21,450	Apple Inc.*	7,474,253
2,900	Concurrent Computer Corporation*	18,444
4,400	Dell Inc.*	63,844
1,500	Electronics for Imaging, Inc.*	22,065
17,000	EMC Corp.*	451,350
6,100	Hewlett-Packard Co.	249,917
5,900	Hutchinson Technology Inc.*	16,638
4,400	International Business
	Machines Corp.	717,508
1,200	Lexmark International, Inc.*	44,448
4,900	Logitech International S. A.*	88,837
6,700	NetApp, Inc.*	322,806
3,800	QLogic Corp.*	70,490
7,500	SanDisk Corp.*	345,675
9,600	Seagate Technology PLC*	138,240
1,200	Silicon Graphics
	International Corporation*	25,680
9,100	STEC Inc.*	182,819
6,100	Teradata Corp.*	309,270
7,100	Western Digital Corp.*	264,759
		10,807,043
	Construction & Engineering — 0.6%
6,000	Chicago Bridge & Iron
	Company N. V. NYS	243,960
9,200	Fluor Corp.	677,672
7,900	Foster Wheeler AG*	297,198
2,000	Jacobs Engineering Group Inc.*	102,860
1,400	Quanta Services, Inc.*	31,402
2,300	The Shaw Group Inc.*	81,443
		1,434,535
	Construction Materials — 0.0%
1,800	Vulcan Materials Company	82,080

	Consumer Finance — 0.5%
4,930	American Express Co.	222,836
5,100	Capital One Financial Corp.	264,996
19,500	Discover Financial Services	470,340
4,100	World Acceptance Corporation*	267,320
		1,225,492
	Consumer Services – Diversified — 0.1%
3,800	Coinstar, Inc.*	174,496
2,300	H&R Block, Inc.	38,502
500	New Oriental Education &
	Technology Group, Inc. - SP-ADR*	50,035
700	Pre-Paid Legal Services, Inc.*	46,200
1,000	Sotheby’s	52,600
		361,833
	Containers & Packaging — 0.4%
4,400	Ball Corp.	157,740
31,700	Boise, Inc.	290,372
6,600	Crown Holdings, Inc.*	254,628
3,500	Owens-Illinois, Inc.*	105,665
7,100	Sealed Air Corp.	189,286
		997,691
	Distributors — 0.1%
4,100	Genuine Parts Co.	219,924

	Electric Utilities — 0.1%
700	CPFL Energia S.A. - SP-ADR	61,187
1,000	Exelon Corp	41,240
1,000	Progress Energy, Inc.	46,140
5,000	Westar Energy, Inc.	132,100
		280,667
	Electrical Equipment — 1.3%
2,000	A123 Systems Inc.*	12,700
4,100	ABB Limited - SP-ADR	99,179

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Electrical Equipment — 1.3% (Continued)
8,100	Babcock & Wilcox Co.*	$270,378
3,800	Cooper Industries PLC	246,620
3,200	Emerson Electric Co.	186,976
6,900	Hubbell Incorporated, CL B	490,107
3,700	Polypore International, Inc.*	213,046
5,900	Rockwell Automation, Inc.	558,435
5,200	Roper Industries, Inc.	449,592
10,200	Satcon Technology Corporation*	39,372
6,600	Sensata Technologies Holding N.V.*	229,218
3,550	A.O. Smith Corp.	157,407
4,400	Thomas & Betts Corp.*	261,668
		3,214,698
	Electronic Equipment, Instruments
	& Components — 1.6%
7,700	Agilent Technologies, Inc.*	344,806
1,200	Arrow Electronics, Inc.*	50,256
5,100	Avnet, Inc.*	173,859
2,500	AVX Corporation	37,275
4,500	Brightpoint, Inc.*	48,780
5,000	Coherent, Inc.*	290,550
9,500	Corning Inc.	195,985
1,000	Dolby Laboratories Inc.*	49,210
1,700	DTS, Inc.*	79,271
8,800	Fabrinet*	177,408
10,900	Flextronics International Ltd.*	81,423
3,900	FLIR Systems, Inc.	134,979
6,000	Hitachi, Ltd.	309,780
3,000	Itron, Inc.*	169,320
6,400	Jabil Circuit, Inc.	130,752
18,100	LeCroy Corporation*	241,997
3,700	Mercury Computer Systems, Inc.*	78,292
6,000	Molex Inc.	150,720
4,300	Power-One, Inc.*	37,625
13,600	Sanmina-SCI Corp.*	152,456
5,800	TE Connectivity Limited	201,956
3,800	Tech Data Corp.*	193,268
6,200	Trimble Navigation Ltd.*	313,348
14,200	Vishay Intertechnology, Inc.*	251,908
6,642	Vishay Precision Group Inc.*	104,080
		3,999,304
	Energy Equipment & Services — 3.2%
5,200	Atwood Oceanics, Inc.*	241,436
6,200	Baker Hughes Inc.	455,266
7,800	Cameron International Corp.*	445,380
14,100	CGG-Veritas - SP-ADR*	510,279
800	Dawson Geophysical Company*	35,104
3,900	Diamond Offshore Drilling, Inc.	303,030
2,400	Dresser-Rand Group, Inc.*	128,688
1,300	Dril-quip, Inc.*	102,739
2,000	Ensco PLC - SP-ADR	115,680
2,400	FMC Technologies, Inc.*	226,752
8,000	Halliburton Co.	398,720
3,200	Helmerich & Payne, Inc.	219,808
5,300	Lufkin Industries, Inc.	495,391
9,000	Nabors Industries Ltd.*	273,420
8,000	National-Oilwell Varco Inc.	634,160
2,500	Newpark Resources, Inc.*	19,650
1,000	Oil States International, Inc.*	76,140
14,300	Parker Drilling Co.*	98,813
8,300	Patterson-UTI Energy, Inc.	243,937
6,000	Precision Drilling Corporation*	81,240
10,000	Rowan Companies, Inc.*	441,800
11,200	RPC, Inc.	283,584
13,889	Schlumberger Ltd.	1,295,288
4,700	Tenaris S.A. - SP-ADR	232,462
6,400	Transocean Ltd.*	498,880
9,000	Weatherford International Ltd.*	203,400
		8,061,047
	Financial Services – Diversified — 0.6%
16,800	Bank of America Corp.	223,944
1,200	CBOE Holdings Inc.	34,764
54,200	Citigroup Inc.*	239,564
300	IntercontinentalExchange Inc.*	37,062
7,100	JPMorgan Chase & Co.	327,310
8,700	Leucadia National Corporation	326,598
2,400	Moody’s Corporation	81,384
2,500	The NASDAQ OMX Group, Inc..*	64,600

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Financial Services – Diversified — 0.6% (Continued)
13,800	NewStar Financial, Inc.*	$150,696
1,500	NYSE Euronext	52,755
		1,538,677
	Food & Staples Retailing — 1.4%
1,000	BJ’s Wholesale Club, Inc.*	48,820
17,500	Costco Wholesale Corp.	1,283,100
10,400	CVS Caremark Corp.	356,928
13,800	The Great Atlantic & Pacific
	Tea Company, Inc.*	3,174
1,200	The Kroger Co.	28,764
4,600	PriceSmart, Inc.	168,544
2,900	Safeway Inc.	68,266
9,700	SUPERVALU Inc.	86,621
5,100	United Natural Foods, Inc.*	228,582
6,000	Walgreen Co.	240,840
2,200	Wal-Mart Stores, Inc.	114,510
11,200	Whole Foods Market, Inc.	738,080
3,200	Winn-Dixie Stores, Inc.*	22,848
		3,389,077
	Food Products — 1.4%
6,570	Archer-Daniels-Midland Co.	236,586
13,800	B & G Foods Inc.	259,026
2,900	Bunge Limited	209,757
4,400	Chiquita Brands International, Inc.*	67,496
1,500	ConAgra Foods, Inc.	35,625
2,500	Dean Foods Company*	25,000
2,000	Diamond Foods, Inc.	111,600
2,000	Dole Food Company, Inc.*	27,260
9,100	Green Mountain Coffee Roasters, Inc.*	587,951
9,600	The Hain Celestial Group, Inc.*	309,888
4,000	The Hershey Co.	217,400
8,000	Hormel Foods Corporation	222,720
600	Kellogg Co.	32,388
1,200	Kraft Foods Inc.	37,632
3,000	McCormick & Company, Inc.	143,490
1,200	Mead Johnson Nutrition Company	69,516
1,200	Ralcorp Holdings, Inc.*	82,116
13,500	Sara Lee Corp.	238,545
1,500	Smithfield Foods, Inc.*	36,090
4,400	The J.M. Smucker Co.	314,116
2,300	TreeHouse Foods, Inc.*	130,801
2,000	Tyson Foods, Inc.	38,380
1,500	Unilever PLC - SP-ADR	45,930
		3,479,313
	Gas Utilities — 0.2%
7,700	ONEOK, Inc.	514,976

	Health Care Equipment & Supplies — 1.6%
1,100	C.R. Bard, Inc.	109,241
3,800	Baxter International Inc.	204,326
2,700	Becton, Dickinson & Co.	214,974
6,800	Boston Scientific Corporation*	48,892
5,700	BSD Medical Corporation*	25,536
6,000	Cyberonics, Inc.*	190,860
5,200	Delcath Systems Inc.*	38,324
1,200	DENTSPLY International Inc.	44,388
3,400	Edwards Lifesciences Corp.*	295,800
3,000	Gen-Probe Incorporated*	199,050
2,400	Haemonetics Corporation*	157,296
6,200	Hologic, Inc.*	137,640
2,300	Hospira, Inc.*	126,960
3,100	IDEXX Laboratories, Inc.*	239,382
1,700	Immucor, Inc.*	33,626
2,000	Kinetic Concepts, Inc.*	108,840
4,400	Medtronic, Inc.	173,140
4,100	ResMed Inc.*	123,000
2,700	Sirona Dental Systems, Inc.*	135,432
1,000	Smith & Nephew PLC - SP-ADR	56,410
5,000	St. Jude Medical, Inc.*	256,300
4,300	Stryker Corp.	261,440
7,400	Varian Medical Systems, Inc.*	500,536
1,700	Zimmer Holdings, Inc.*	102,901
8,000	Zoll Medical Corporation*	358,480
		4,142,774
	Health Care Providers & Services — 2.7%
2,400	Aetna Inc.	89,832
2,900	Air Methods Corporation*	195,025
5,100	AMERIGROUP Corporation*	327,675
10,300	AmerisourceBergen Corp.	407,468
1,500	Brookdale Senior Living Inc.*	42,000

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Health Care Providers &
	Services — 2.7% (Continued)
3,000	Cardinal Health, Inc.	$123,390
5,200	CIGNA Corp.	230,256
1,400	Community Health Systems Inc.*	55,986
3,000	CorVel Corporation*	159,540
9,500	Coventry Health Care, Inc.*	302,955
1,000	DaVita, Inc.*	85,510
2,900	Ensign Group, Inc.	92,597
5,400	Express Scripts, Inc.*	300,294
6,300	Fresenius Medical Care
	AG & Co. KGaA - SP-ADR	425,376
15,400	Health Management
	Associates, Inc.*	167,860
6,000	Health Net Inc.*	196,200
1,200	HEALTHSOUTH Corp.*	29,976
4,300	Healthspring, Inc.*	160,691
7,700	Humana Inc.*	538,538
500	Laboratory Corporation
	of America Holdings*	46,065
600	Lincare Holdings Inc.	17,796
1,600	Magellan Health Services, Inc.*	78,528
4,600	McKesson Corp.	363,630
2,100	Medco Health Solutions, Inc.*	117,936
10,800	Molina Healthcare Inc.*	432,000
2,000	Patterson Companies Inc.	64,380
1,700	PSS World Medical, Inc.*	46,155
2,200	Quest Diagnostics Inc.	126,984
7,800	Rural/Metro Corp.*	132,912
1,800	Henry Schein, Inc.*	126,306
24,500	Tenet Healthcare Corp.*	182,525
5,200	UnitedHealth Group Inc.	235,040
4,500	Universal Health Services, Inc.	222,345
3,800	WellCare Health Plans Inc.*	159,410
4,200	WellPoint Inc.	293,118
		6,576,299
	Health Care Technology — 0.3%
2,400	Allscripts Healthcare
	Solutions, Inc.*	50,376
3,800	Cerner Corp.*	422,560
3,400	Quality Systems, Inc.	283,356
		756,292
	Home Building — 0.5%
8,000	Beazer Homes USA, Inc.*	36,560
10,100	D.R. Horton, Inc.	117,665
3,500	Gafisa S.A. - SP-ADR	44,940
21,500	Hovnanian Enterprises, Inc.*	75,895
11,200	KB Home	139,328
10,400	Lennar Corp.	188,448
5,100	Meritage Homes Corp.*	123,063
8,875	Pulte Group Inc.*	65,675
5,900	The Ryland Group, Inc.	93,810
18,300	Standard Pacific Corp.*	68,259
12,200	Toll Brothers, Inc.*	241,194
		1,194,837
	Hotels, Restaurants & Leisure — 3.9%
5,300	7 Days Group
	Holdings Ltd. - SP-ADR*	107,484
1,000	BJ’s Restaurants Inc.*	39,330
19,900	Boyd Gaming Corp.*	186,463
9,000	Brinker International, Inc.	227,700
700	Buffalo Wild Wings Inc.*	38,101
12,400	Caribou Coffee Company, Inc.*	126,108
2,000	Carnival Corp.	76,720
5,600	The Cheesecake Factory Inc. *	168,504
1,400	Chipotle Mexican Grill, Inc.*	381,318
2,800	Choice Hotels International, Inc.	108,780
4,900	Cracker Barrel Old
	Country Store, Inc.	240,786
10,000	Ctrip.com International,
	Ltd. - SP-ADR*	414,900
5,800	Darden Restaurants, Inc.	284,954
3,300	Denny’s Corp.*	13,398
2,900	DineEquity, Inc.*	159,442
14,100	Domino’s Pizza, Inc.*	259,863
4,300	Home Inns & Hotels
	Management, Inc. - SP-ADR*	170,151
4,100	Hyatt Hotels Corp.*	176,464
2,000	InterContinental Hotels
	Group PLC - SP-ADR	41,460
6,200	International Game Technology	100,626

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Hotels, Restaurants &
	Leisure — 3.9% (Continued)
61,130	Jamba, Inc.*	$134,486
19,250	Krispy Kreme Doughnuts, Inc.*	135,520
24,700	Las Vegas Sands Corp.*	1,042,834
7,921	Marriott International Inc.	281,829
7,200	McDonald’s Corp.	547,848
29,200	MGM Resorts International*	383,980
2,800	Panera Bread Co.*	355,600
3,900	Papa John’s International, Inc.*	123,513
4,100	Peet’s Coffee & Tea Inc.*	197,169
5,500	P.F. Chang’s China Bistro, Inc.	254,045
6,500	Royal Caribbean Cruises Ltd.*	268,190
2,200	Ruby Tuesday, Inc.*	28,842
32,090	Ruth’s Hospitality Group Inc.*	165,584
2,500	Shuffle Master, Inc.*	26,700
11,900	Starbucks Corp.	439,705
5,700	Starwood Hotels &
	Resorts Worldwide, Inc.	331,284
10,700	Tim Hortons, Inc.	484,817
9,400	Wendy’s/Arby’s Group, Inc.	47,282
5,500	Wyndham Worldwide Corp.	174,955
4,450	Wynn Resorts Ltd.	566,263
8,900	Yum! Brands, Inc.	457,282
		9,770,280
	Household Durables — 1.0%
1,000	American Greetings Corporation	23,600
1,000	Ethan Allen Interiors Inc.	21,900
2,300	Garmin Ltd.	77,878
3,200	Harman International
	Industries, Inc.*	149,824
5,300	iRobot Corporation*	174,317
15,500	La-Z-Boy Inc.*	148,025
1,200	Leggett & Platt, Incorporated	29,400
1,100	Mohawk Industries, Inc.*	67,265
13,700	Newell Rubbermaid Inc.	262,081
1,800	Panasonic Corporation	22,662
2,000	SodaStream International Ltd.*	87,620
3,700	Sony Corp. - SP-ADR	117,771
3,430	Stanley Black & Decker Inc.	262,738
12,100	Tempur-Pedic International Inc.*	612,986
4,400	Tupperware Brands Corp.	262,724
2,000	Whirlpool Corp.	170,720
		2,491,511
	Household Products — 0.5%
2,800	Church & Dwight Co., Inc.	222,152
2,600	The Clorox Co.	182,182
3,400	Colgate-Palmolive Co.	274,584
1,000	Energizer Holdings, Inc.*	71,160
2,500	Kimberly-Clark Corp.	163,175
5,500	The Procter & Gamble Co.	338,800
1,900	WD-40 Co.	80,446
		1,332,499
	Independent Power Producers
	& Energy Traders — 0.1%
4,700	Calpine Corporation*	74,589
1,800	Constellation Energy Group Inc.	56,034
		130,623
	Industrial Conglomerates — 0.7%
4,600	3M Co.	430,100
29,100	General Electric Co.	583,455
1,000	Koninklijke Philips
	Electronics N.V. NYS	32,170
13,400	McDermott International, Inc.*	340,226
700	Siemens AG - SP-ADR	96,138
8,800	Textron Inc.	241,032
1,200	Tyco International Ltd.	53,724
		1,776,845
	Insurance — 1.4%
4,000	Aflac, Inc.	211,120
2,000	The Allstate Corporation	63,560
25,000	Ambac Financial Group, Inc.*	3,850
6,700	American International Group, Inc.*	235,438
3,200	Aon Corporation	169,472
1,600	Assurant, Inc.	61,616
5,400	Berkshire Hathaway Inc. Cl B*	451,602
5,400	Brown & Brown, Inc.	139,320
1,100	China Life Insurance
	Company, Ltd. - SP-ADR	61,655
900	The Chubb Corporation	55,179

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Insurance — 1.4% (Continued)
10,900	Genworth Financial Inc.*	$146,714
5,400	Hartford Financial
	Services Group, Inc.	145,422
1,400	Lincoln National Corp.	42,056
5,000	Marsh & McLennan
	Companies, Inc.	149,050
22,600	MBIA Inc.*	226,904
2,500	MetLife, Inc.	111,825
5,700	Prudential Financial, Inc.	351,006
5,300	Torchmark Corp.	352,344
4,100	The Travelers Companies, Inc.	243,868
		3,222,001
	Internet & Catalog Retail — 1.4%
3,900	Amazon.com, Inc.*	702,507
700	Blue Nile, Inc.*	37,793
14,300	Expedia, Inc.	324,038
1,200	Makemytrip Ltd.*	35,172
3,900	Netflix Inc.*	925,587
2,300	Overstock.com, Inc.*	36,156
2,400	Priceline.com Inc.*	1,215,456
4,700	Shutterfly, Inc.*	246,092
		3,522,801
	Internet Software & Services — 4.2%
15,300	Akamai Technologies, Inc.*	581,400
7,800	Ancestry.com, Inc.*	276,510
22,400	Baidu, Inc. - SP-ADR*	3,086,944
4,700	Digital River, Inc.*	175,921
16,100	eBay Inc.*	499,744
2,500	Google Inc.*	1,465,525
7,500	IAC/InterActiveCorp*	231,675
5,300	Internet Initiative
	Japan Inc. - SP-ADR*	39,114
1,700	MercadoLibre Inc.*	138,771
7,100	Monster Worldwide, Inc.*	112,890
4,800	NetEase.com Inc. - SP-ADR*	237,648
1,000	Open Text Corporation*	62,320
3,600	OpenTable, Inc.*	382,860
5,200	Rackspace Hosting, Inc.*	222,820
2,000	Rediff.com India Limited - SP-ADR*	15,040
2,000	Saba Software, Inc.*	19,620
6,900	SAVVIS, Inc.*	255,921
5,600	SINA Corp.*	599,424
4,700	Sohu.com Inc.*	419,992
5,200	Travelzoo Inc.*	346,268
21,500	ValueClick, Inc.*	310,890
7,700	VeriSign, Inc.	278,817
5,600	VistaPrint N.V.*	290,640
19,700	Yahoo! Inc.*	328,005
		10,378,759
	IT Services — 1.9%
3,700	Accenture PLC	203,389
4,100	Acxiom Corp.*	58,835
800	Alliance Data Systems Corporation*	68,712
5,500	Automatic Data Processing, Inc.	282,205
2,400	Broadridge Financial Solutions Inc.	54,456
2,300	Camelot Information Systems, Inc.*	38,157
4,400	CIBER, Inc.*	29,480
8,200	Cognizant Technology
	Solutions Corp.*	667,480
1,800	Computer Sciences Corp.	87,714
2,100	DST Systems, Inc.	110,922
1,700	Fiserv, Inc.*	106,624
9,200	Gartner, Inc.*	383,364
2,300	The Hackett Group, Inc.*	8,832
4,300	iGATE Corporation	80,711
6,800	Infosys Technologies Ltd. - SP-ADR	487,560
600	Mastercard, Inc.	151,032
1,200	MAXIMUS, Inc.	97,404
4,600	Paychex, Inc.	144,256
12,000	Sapient Corp.*	137,400
5,200	Satyam Computer
	Services Ltd. - SP-ADR*	15,704
3,900	Unisys Corp.*	121,758
19,400	VeriFone Systems, Inc.*	1,066,030
5,100	Visa Inc.	375,462
1,600	Western Union Company	33,232
		4,810,719
	Leisure Equipment & Products — 0.2%
20,700	Eastman Kodak Co.*	66,861
2,600	Hasbro, Inc.	121,784

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Leisure Equipment & Products — 0.2% (Continued)
10,400	Mattel, Inc.	$259,272
6,100	Sturm, Ruger & Company, Inc.	140,117
		588,034
	Life Sciences Tools & Services — 0.7%
3,300	Affymetrix, Inc.*	17,193
12,000	Bruker Corp.*	250,200
6,200	Illumina, Inc.*	434,434
2,500	Life Technologies Corporation*	131,050
1,000	Mettler-Toledo International Inc.*	172,000
5,100	Parexel International Corp.*	126,990
2,400	PerkinElmer, Inc.	63,048
4,700	Sequenom Inc.*	29,751
4,400	Waters Corp.*	382,360
		1,607,026
	Machinery — 4.7%
5,100	AGCO Corporation*	280,347
5,400	Alamo Group Inc.	148,230
2,200	Briggs & Stratton Corp.	49,830
18,800	Caterpillar Inc.	2,093,380
3,200	China Yuchai International Ltd.*	93,856
3,600	CNH Global N.V.*	174,780
3,300	Crane Co.	159,819
4,700	Cummins Inc.	515,214
4,200	Danaher Corp.	217,980
13,800	Deere & Co.	1,337,082
3,800	Donaldson Company, Inc.	232,902
2,000	Dover Corporation	131,480
8,600	Eaton Corp.	476,784
6,400	Gardner Denver Inc.	499,392
1,400	Hurco Companies, Inc.*	42,700
3,700	IDEX Corporation	161,505
6,500	Illinois Tool Works Inc.	349,180
7,900	Ingersoll-Rand PLC	381,649
11,500	Joy Global Inc.	1,136,315
5,400	Kennametal Inc.	210,600
4,600	Manitowoc, Inc.	100,648
1,100	Meritor, Inc.*	18,667
3,600	Navistar International Corp.*	249,588
1,000	Nordson Corporation	115,060
1,200	Oshkosh Corp.*	42,456
3,400	PACCAR Inc.	177,990
5,700	Pall Corp.	328,377
5,800	Parker Hannifin Corp.	549,144
1,000	Pentair, Inc.	37,790
2,000	Robbins & Myers, Inc.	91,980
5,000	Snap-On, Inc.	300,300
12,700	Terex Corp.*	470,408
6,300	The Timken Company	329,490
2,200	Titan International, Inc.	58,542
1,500	Valmont Industries, Inc.	156,555
1,000	Wabtec Corporation	67,830
		11,787,850
	Marine — 0.1%
14,900	DryShips Inc.*	73,755
1,000	Kirby Corporation*	57,290
		131,045
	Media — 3.0%
22,100	Belo Corp.*	194,701
3,500	Cablevision Systems Corporation	121,135
23,500	CBS Corp. Cl B Non-Voting	588,440
13,300	Comcast Corp.	328,776
10,000	DIRECTV*	468,000
2,600	Discovery Communications, Inc.*	103,740
3,700	DISH Network Corp.*	90,132
17,100	The Walt Disney Co.	736,839
10,900	Entercom Communications Corp.*	120,118
7,400	Focus Media
	Holding Limited - ADR*	226,958
19,100	Gannett Co., Inc.	290,893
2,700	Grupo Televisa S.A. - SP-ADR*	66,231
11,700	IMAX Corp.*	374,166
12,300	The Interpublic Group
	of Companies, Inc.*	154,611
3,200	Lamar Advertising Co.*	118,208
1,200	Liberty Global, Inc.*	49,692
8,800	Liberty Media Corp. -
	Capital Series A*	648,296
6,300	Live Nation Entertainment, Inc.*	63,000
4,000	Martha Stewart
	Living Omnimedia, Inc.*	14,840

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Media — 3.0% (Continued)
16,900	The McClatchy Co.*	$57,460
4,100	The McGraw-Hill Companies, Inc.	161,540
4,300	Morningstar, Inc.	251,034
22,300	The New York Times Co.*	211,181
17,400	News Corp. Cl B	323,988
2,900	Omnicom Group Inc.	142,274
4,000	Regal Entertainment Group	54,000
1,200	Shaw Communications, Inc.	25,284
158,000	Sirius XM Radio Inc.*	262,280
6,000	Time Warner Cable Inc.	428,040
2,300	Time Warner Inc.	82,110
10,600	Viacom, Inc. Cl B	493,112
12,100	Virgin Media Inc.	336,259
		7,587,338
	Metals & Mining — 4.6%
1,100	Agnico-Eagle Mines Ltd.	72,985
5,500	AK Steel Holding Corp.	86,790
20,500	Alcoa Inc.	361,825
3,300	Allegheny Technologies, Inc.	223,476
3,700	Aluminum Corporation
	of China Ltd. - SP-ADR*	87,579
1,500	AngloGold Ashanti Ltd. - SP-ADR	71,925
280	APERAM NYS	11,197
7,000	ArcelorMittal NYS	253,050
7,600	Barrick Gold Corp.	394,516
2,300	BHP Billiton Ltd. - SP-ADR	220,524
23,200	China Precision Steel, Inc.*	39,440
5,400	Cliffs Natural Resources Inc.	530,712
10,200	Coeur d’ Alene Mines Corp.*	354,756
7,600	Commercial Metals Co.	131,252
7,100	Companhia Siderurgica
	Nacional S.A. - SP-ADR	118,286
1,700	Compass Minerals
	International, Inc.	159,001
9,100	Eldorado Gold Corp.	147,966
16,700	Freeport-McMoRan
	Copper & Gold Inc.	927,685
4,700	Fronteer Gold, Inc.*	70,829
6,700	Gammon Gold, Inc.*	70,015
9,800	Gold Fields Ltd. - SP-ADR	171,108
4,920	Goldcorp, Inc.	245,016
32,900	Golden Star Resources Ltd.*	97,713
14,900	Harmony Gold Mining
	Company Ltd. - SP-ADR	221,563
17,700	Hecla Mining Co.*	160,716
6,200	IAMGOLD Corp.	136,524
7,705	Ivanhoe Mines Ltd.*	211,579
9,200	Kinross Gold Corp.	144,900
3,100	Mechel - SP-ADR	95,449
4,000	Molycorp, Inc.*	240,080
13,900	New Gold Inc.*	162,769
4,400	Newmont Mining Corp.	240,152
39,000	Northgate Minerals Corp.*	105,300
25,300	NovaGold Resources Inc.*	328,900
5,300	Nucor Corp.	243,906
7,500	Pan American Silver Corp.	278,475
11,500	Paramount Gold
	and Silver Corporation*	44,620
700	Randgold Resources Ltd.*	57,078
5,800	Rare Element Resources Ltd.*	76,386
2,600	Rio Tinto PLC - SP-ADR	184,912
6,600	RTI International Metals, Inc.*	205,590
9,900	Silver Standard Resources Inc.*	310,662
11,500	Silver Wheaton Corp.	498,640
2,300	Silvercorp Metals Inc.	33,511
8,500	Southern Copper Corp.	342,295
5,100	Steel Dynamics, Inc.	95,727
2,900	Stillwater Mining Company*	66,497
24,000	Taseko Mines Ltd.*	142,320
7,100	Teck Resources Ltd. Cl B	376,442
3,300	Ternium S.A. - SP-ADR	118,602
4,800	Thompson Creek
	Metals Company, Inc.*	60,192
13,000	Titanium Metals Corp.*	241,540
7,900	United States Steel Corp.	426,126
13,000	Vale S.A. - SP-ADR	433,550
2,400	Walter Energy, Inc.	325,032
11,500	Yamana Gold Inc.	141,565
		11,599,246

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Multiline Retail — 1.3%
3,400	Big Lots, Inc.*	$147,662
11,800	Dillard’s, Inc.	473,416
2,100	Dollar General Corp.*	65,835
8,950	Dollar Tree, Inc.*	496,904
6,100	Family Dollar Stores, Inc.	313,052
2,900	Kohl’s Corp.	153,816
11,500	Macy’s, Inc.	278,990
11,500	Nordstrom, Inc.	516,120
4,900	J.C. Penney Company, Inc.	175,959
5,400	Retail Ventures, Inc.*	93,150
27,000	Saks, Inc.*	305,370
400	Sears Holdings Corp.*	33,060
5,400	Target Corp.	270,054
8,300	Tuesday Morning Corp.*	40,670
		3,364,058
	Multi-Utilities — 0.1%
4,200	CMS Energy Corporation	82,488
1,100	Dominion Resources, Inc.	49,170
8,400	NiSource Inc.	161,112
2,400	Wisconsin Energy Corporation	73,200
		365,970
	Office Electronics — 0.2%
1,900	CANON INC. - SP-ADR	82,365
16,067	Xerox Corp.	171,114
4,300	Zebra Technologies Corporation*	168,732
		422,211
	Oil, Gas & Consumable Fuels — 6.4%
3,600	Alpha Natural Resources, Inc.*	213,732
3,500	Anadarko Petroleum Corp.	286,720
2,100	Apache Corp.	274,932
5,800	Arch Coal, Inc.	209,032
4,036	BP- PLC - SP-ADR	178,148
4,000	BPZ Resources, Inc.*	21,240
28,300	Brigham Exploration Co.*	1,052,194
5,400	Cabot Oil & Gas Corp.	286,038
2,200	Cameco Corporation	66,088
8,000	Canadian Natural Resources Ltd.	395,440
1,100	Carrizo Oil & Gas, Inc.*	40,623
7,410	Cenovus Energy Inc.	291,806
4,050	Chesapeake Energy Corp.	135,756
4,100	Chevron Corp.	440,463
2,600	Cimarex Energy Co.	299,624
600	CNOOC Ltd.	151,824
4,400	Concho Resources Inc.*	472,120
5,100	ConocoPhillips	407,286
1,800	Continental Resources, Inc.*	128,646
5,900	Devon Energy Corp.	541,443
15,200	El Paso Corp.	273,600
4,100	Enbridge Inc.	251,945
4,500	EnCana Corp.	155,385
1,500	EOG Resources, Inc.	177,765
2,625	Exxon Mobil Corp.	220,841
3,200	Forest Oil Corp.*	121,056
4,300	Frontier Oil Corp.	126,076
8,100	GeoResources, Inc.*	253,287
2,500	Gulfport Energy Corporation*	90,375
3,000	Hess Corp.	255,630
6,800	Holly Corp.	413,168
4,800	International Coal Group, Inc.*	54,240
25,500	Ivanhoe Energy, Inc.*	71,655
3,800	James River Coal Company*	91,846
22,100	Kodiak Oil & Gas Corp.*	148,070
5,700	Linn Energy LLC	221,901
4,100	Marathon Oil Corp.	218,571
8,200	Massey Energy Co.	560,552
2,400	McMoRan Exploration Co.*	42,504
1,000	Murphy Oil Corp.	73,420
2,200	Newfield Exploration Co.*	167,222
3,000	Nexen Inc.	74,760
3,000	Noble Energy, Inc.	289,950
3,800	Occidental Petroleum Corp.	397,062
10,300	Patriot Coal Corp.*	266,049
9,400	Peabody Energy Corp.	676,424
600	PetroChina Company Ltd.	91,350
4,200	Petroleo Brasileiro S.A. - SP-ADR	169,806
1,600	Petroleum Development
	Corporation*	76,816
3,100	Pioneer Natural Resources Co.	315,952
1,200	Plains Exploration &
	Production Company*	43,476
1,400	Range Resources Corp.	81,844

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Oil, Gas & Consumable
	Fuels — 6.4% (Continued)
1,000	Royal Dutch Shell PLC - SP-ADR	$72,860
21,700	SandRidge Energy Inc.*	277,760
1,000	Sasol Ltd. - SP-ADR	57,950
2,600	Southwestern Energy Co.*	111,722
1,500	Stone Energy Corporation*	50,055
6,300	Suncor Energy, Inc.	282,492
5,500	Sunoco, Inc.	250,745
14,400	Tesoro Corp.*	386,352
1,800	Total S.A. - SP-ADR	109,746
19,200	TransGlobe Energy Corp.*	291,840
11,530	Valero Energy Corp.	343,824
3,700	Venoco Inc.*	63,233
1,400	W&T Offshore, Inc.	31,906
4,700	Western Refining, Inc.*	79,665
11,500	Whiting Petroleum Corp.*	844,675
5,700	The Williams Companies, Inc.	177,726
1,900	Clayton Williams Energy, Inc.*	200,830
		15,999,134
	Paper & Forest Products — 0.2%
3,300	Buckeye Technologies Inc.	89,859
1,800	P.H. Glatfelter Co.	23,976
9,200	International Paper Co.	277,656
15,300	Louisiana-Pacific Corp.*	160,650
3,600	MeadWestvaco Corporation	109,188
		661,329
	Personal Products — 0.6%
10,000	Elizabeth Arden, Inc.*	300,100
6,000	Herbalife Ltd.	488,160
4,200	The Estee Lauder Companies Inc.	404,712
3,000	Medifast, Inc.*	59,250
2,000	Nutri System, Inc.	28,980
5,200	Weight Watchers
	International, Inc.	364,520
		1,645,722
	Pharmaceuticals — 1.8%
3,200	Abbott Laboratories	156,960
3,000	Allergan, Inc.	213,060
800	AstraZeneca PLC - SP-ADR	36,896
4,900	Bristol-Myers Squibb Co.	129,507
6,000	Dr. Reddy’s Laboratories
	Ltd. - SP-ADR	223,800
14,400	Elan Corporation PLC - SP-ADR*	99,072
3,000	Endo Pharmaceuticals
	Holdings Inc.*	114,480
3,000	Forest Laboratories, Inc.*	96,900
2,700	Generex Biotechnology Corp.*	567
1,700	GlaxoSmithKline-PLC - SP-ADR	65,297
15,900	Jazz Pharmaceuticals, Inc.*	506,415
4,100	Johnson & Johnson	242,925
1,500	Eli Lilly and Co.	52,755
3,800	Medicis Pharmaceutical Corp.	121,752
3,700	Merck & Co., Inc.	122,137
11,500	Mylan, Inc.*	260,705
1,000	Novartis AG - SP-ADR	54,350
2,100	Novo Nordisk A/S - SP-ADR	262,983
2,800	Perrigo Co.	222,656
14,600	Pfizer Inc.	296,526
14,400	Questcor Pharmaceuticals, Inc.*	207,504
2,000	Shire PLC- SP-ADR	174,200
2,000	Teva Pharmaceutical Industries Ltd.	100,340
4,180	Valeant Pharmaceuticals
	International, Inc.	208,206
9,400	ViroPharma Inc.*	187,060
5,800	VIVUS Inc.*	35,902
4,600	Warner Chilcott PLC	107,088
4,100	Watson Pharmaceuticals, Inc.*	229,641
		4,529,684
	Professional Services — 0.6%
4,500	51job, Inc. - SP-ADR*	287,685
3,000	The Dun & Bradstreet Corporation	240,720
1,500	Robert Half International, Inc.	45,900
3,800	IHS Inc.*	337,250
3,300	Korn/Ferry International*	73,491
3,300	Manpower Inc.	207,504
18,100	On Assignment, Inc.*	171,226
2,100	SFN Group, Inc.*	29,589
		1,393,365

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Real Estate Management
	& Development — 0.2%
7,900	CB Richard Ellis Group, Inc.*	$210,930
600	Jones Lang LaSalle Incorporated	59,844
5,100	The St. Joe Company*	127,857
		398,631
	Road & Rail — 1.8%
1,200	Arkansas Best Corp.	31,104
5,900	Avis Budget Group, Inc.*	105,669
5,200	Canadian National Railway Company	391,404
700	Canadian Pacific Railway Limited	45,038
11,400	CSX Corp.	896,040
4,000	Dollar Thrifty
	Automotive Group, Inc.*	266,920
1,900	Genesee & Wyoming, Inc.*	110,580
14,000	Hertz Global Holdings, Inc.*	218,820
3,100	J.B. Hunt Transportation
	Services, Inc.	140,802
8,600	Kansas City Southern*	468,270
9,100	Norfolk Southern Corp.	630,357
3,700	Old Dominion Freight Line, Inc.*	129,833
4,000	RailAmerica Inc.*	68,160
7,200	Ryder Systems, Inc.	364,320
6,700	Union Pacific Corp.	658,811
2,400	YRC Worldwide, Inc.*	4,224
		4,530,352
	Semiconductors & Semiconductor
	Equipment — 4.8%
19,500	Advanced Micro Devices, Inc.*	167,700
11,500	Altera Corp.	506,230
5,400	Amkor Technology, Inc.*	36,396
3,700	Analog Devices, Inc.	145,706
15,700	Applied Materials, Inc.	245,234
5,300	Applied Micro Circuits Corp.*	55,014
6,100	ARM Holdings PLC - SP-ADR	171,837
4,300	ASM International N.V.*	170,237
7,400	ASML Holding N.V. NYS	329,300
1,800	Atheros Communications, Inc.*	80,370
38,300	Atmel Corp.*	522,029
8,200	Broadcom Corp.	322,916
1,600	Canadian Solar Inc.*	18,032
1,000	Cavium Networks, Inc.*	44,930
12,700	Cirrus Logic, Inc.*	267,081
26,900	Conexant Systems, Inc.*	64,022
5,100	Cree, Inc.*	235,416
1,400	Cymer, Inc.*	79,212
24,700	Cypress Semiconductor Corp.*	478,686
8,800	Entegris Inc.*	77,176
17,500	Entropic Communications, Inc.*	147,875
1,500	Evergreen Solar, Inc.*	2,025
2,700	EZchip Semiconductor Ltd.*	80,041
17,200	Fairchild Semiconductor
	International, Inc.*	313,040
3,900	GT Solar International Inc.*	41,574
5,200	Integrated Device Technology, Inc.*	38,324
2,600	Intel Corporation	52,442
2,900	JinkoSolar Holding
	Company Limited - ADR*	78,300
7,800	KLA-Tencor Corp.	369,486
14,200	Kulicke and Soffa Industries, Inc.*	132,770
5,000	Lam Research Corp.*	283,300
35,100	Lattice Semiconductor Corp.*	207,090
1,000	Linear Technology Corporation	33,630
16,500	LSI Corp.*	112,200
6,599	LTX-Credence Corporation*	60,249
7,400	Marvell Technology Group Ltd.*	115,070
9,000	Mattson Technology, Inc.*	21,960
4,300	Maxim Integrated Products, Inc.	110,080
4,600	MEMC Electronic Materials, Inc.*	59,616
1,800	Micrel, Inc.	24,264
5,100	Microchip Technology Inc.	193,851
25,100	Micron Technology, Inc.*	287,646
11,400	Mindspeed Technologies Inc.*	96,444
17,500	MIPS Technologies, Inc.*	183,575
2,500	Nanometrics Incorporated*	45,225
8,800	Netlogic Microsystems Inc.*	369,776
6,700	Novellus Systems, Inc.*	248,771
14,800	NVIDIA Corp.*	273,208
6,100	OmniVision Technologies, Inc.*	216,733
38,200	ON Semiconductor Corp.*	377,034

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Semiconductors & Semiconductor
	Equipment — 4.8% (Continued)
6,300	PMC-Sierra, Inc.*	$47,250
1,200	Rambus Inc.*	23,760
10,100	Renesola Ltd. - SP-ADR*	106,555
23,600	RF Micro Devices, Inc.*	151,276
2,000	Semtech Corporation*	50,040
4,400	Sigma Designs, Inc.*	56,980
23,100	Skyworks Solutions, Inc.*	748,902
8,200	Spreadtrum Communications,
	Inc. - SP-ADR*	152,110
6,200	Standard Microsystems Corp.*	152,892
3,700	Taiwan Semiconductor Manufacturing
	Company Ltd. - SP-ADR	45,066
22,100	Teradyne, Inc.*	393,601
7,800	Texas Instruments Inc.	269,568
34,300	TriQuint Semiconductor, Inc.*	442,813
7,000	Veeco Instruments Inc.*	355,880
8,800	Xilinx, Inc.	288,640
		11,878,456
	Software — 4.8%
3,900	Adobe Systems Inc.*	129,324
8,800	Advent Software, Inc.*	252,296
22,300	Ariba Inc.*	761,322
1,500	AsiaInfo-Linkage Inc.*	32,475
4,500	Aspen Technology, Inc.*	67,455
11,200	Autodesk, Inc.*	494,032
800	Blackboard Inc.*	28,992
2,400	BMC Software, Inc.*	119,376
3,700	BSQUARE Corporation*	26,418
4,500	CA, Inc.	108,810
8,600	Check Point Software
	Technologies Ltd.*	439,030
8,200	Citrix Systems, Inc.*	602,372
14,600	Compuware Corp.*	168,630
5,200	Ebix, Inc.*	122,980
5,000	Electronic Arts Inc.*	97,650
2,200	FactSet Research Systems Inc.	230,406
5,000	Fair Isaac Corp.	158,050
10,400	Fortinet Inc.*	457,600
4,200	Glu Mobile Inc.*	18,186
11,400	Jack Henry & Associates, Inc.	386,346
7,300	Informatica Corp.*	381,279
7,600	Intuit Inc.*	403,560
2,700	JDA Software Group, Inc.*	81,702
15,700	Lawson Software, Inc.*	189,970
6,200	Magic Software Enterprises Ltd.*	46,810
20,900	Mentor Graphics Corporation*	305,767
4,300	MICROS Systems, Inc.*	212,549
4,100	Microsoft Corp.	103,976
6,400	NetScout Systems, Inc.*	174,848
5,600	NetSuite Inc.*	162,848
2,400	Nuance Communications, Inc.*	46,944
22,300	Oracle Corp.	744,151
5,700	Parametric Technology Corp.*	128,193
4,500	Progress Software Corporation*	130,905
3,500	Quest Software, Inc.*	88,865
6,000	Red Hat, Inc.*	272,340
1,200	Rosetta Stone, Inc.*	15,852
7,800	Rovi Corporation*	418,470
4,000	Salesforce.com, Inc.*	534,320
5,500	SAP AG - SP-ADR	337,480
1,000	Shanda Interactive
	Entertainment Ltd. - SP-ADR*	41,990
1,300	Solarwinds, Inc.*	30,498
2,500	Solera Holdings Inc.	127,750
2,600	SuccessFactors, Inc.*	101,634
5,600	Symantec Corp.*	103,824
4,600	Synopsys, Inc.*	127,190
17,300	TIBCO Software Inc.*	471,425
7,300	The Ultimate Software Group, Inc.*	428,875
6,100	VanceInfo Technologies Inc.*	191,601
7,400	VMware Inc.*	603,396
44,700	Wave Systems Corp.*	139,911
3,800	Websense, Inc.*	87,286
		11,937,959
	Solar — 0.4%
2,600	First Solar, Inc.*	418,184
17,800	JA Solar Holdings
	Co., Ltd. - SP-ADR*	124,600
7,400	LDK Solar Co. Ltd. - SP-ADR*	90,576

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Solar — 0.4% (Continued)
9,700	Suntech Power Holdings
	Co., Ltd. - SP-ADR*	$95,642
3,400	Trina Solar Ltd.*	102,408
11,000	Yingli Green Energy Holding
	Company Ltd. - SP-ADR*	141,900
		973,310
	Specialty Retail — 4.3%
2,700	Aarons, Inc.	68,472
5,700	Abercrombie & Fitch Co.	334,590
2,300	Advance Auto Parts, Inc.	150,926
5,600	Aeropostale, Inc.*	136,192
4,100	American Eagle Outfitters, Inc.	65,149
10,200	Ann Inc.*	296,922
5,200	Ascena Retail Group, Inc.*	168,532
12,700	AutoNation, Inc.*	449,199
1,600	AutoZone, Inc.*	437,696
5,100	bebe stores, inc.	29,835
5,600	Bed Bath & Beyond Inc.*	270,312
11,900	Best Buy Co., Inc.	341,768
36,000	Borders Group, Inc.*	9,360
9,900	CarMax, Inc.*	317,790
16,500	Chico’s FAS, Inc.	245,850
4,400	The Children’s Place
	Retail Stores, Inc.*	219,252
5,350	Coldwater Creek Inc.*	14,124
1,500	Collective Brands, Inc.*	32,370
16,820	Cost Plus, Inc.*	165,172
9,300	Dick’s Sporting Goods, Inc.*	371,814
1,200	DSW, Inc.*	47,952
1,500	Express, Inc.	29,310
1,900	The Finish Line, Inc.	37,715
10,300	Foot Locker, Inc.	203,116
4,900	GameStop Corp.*	110,348
6,300	The Gap, Inc.	142,758
3,400	Guess?, Inc.	133,790
18,300	The Home Depot, Inc.	678,198
2,500	Hot Topic, Inc.	14,250
3,000	J. Crew Group Escrow*(b)	0
800	Jos. A. Bank Clothiers, Inc.*	40,704
12,700	Limited Brands, Inc.	417,576
4,400	Lithia Motors, Inc.	64,152
12,200	Lowe’s Companies, Inc.	322,446
3,300	O’Reilly Automotive, Inc.*	189,618
37,000	Office Depot, Inc.*	171,310
15,100	OfficeMax Inc.*	195,394
11,700	The Pep Boys-Manny Moe & Jack	148,707
8,900	PetSmart, Inc.	364,455
48,300	Pier 1 Imports, Inc.*	490,245
3,300	RadioShack Corp.	49,533
6,500	Rent-A-Center, Inc.	226,915
4,100	Ross Stores, Inc.	291,592
2,900	The Sherwin-Williams Co.	243,571
3,800	Signet Jewelers Ltd.*	174,876
5,000	Staples, Inc.	97,100
7,000	Stein Mart, Inc.	70,770
3,100	Talbots, Inc.*	18,724
4,200	Tiffany & Co.	258,048
2,800	The TJX Companies, Inc.	139,244
5,300	Tractor Supply Company	317,258
8,100	Ulta Salon, Cosmetics
	& Fragrance, Inc.*	389,853
4,900	Urban Outfitters, Inc.*	146,167
5,100	West Marine, Inc.*	53,193
6,700	Williams-Sonoma, Inc.	271,350
3,300	Zale Corporation*	13,167
4,800	Zumiez Inc.*	126,864
		10,815,594
	Telecommunication Services – Diversified — 0.8%
29,600	8x8, Inc.*	83,176
6,300	AT&T Inc.	192,780
5,500	BT Group PLC - SP-ADR	165,440
2,100	CenturyTel, Inc.	87,255
8,300	China Unicom
	(Hong Kong) Ltd. - SP-ADR	137,780
1,880	Chunghwa Telecom
	Co., Ltd. - SP-ADR	58,581
4,200	City Telecom (H.K.) Ltd. - SP-ADR	63,546
6,488	Frontier Communications
	Corporation	53,331
34,500	Level 3 Communications, Inc.*	50,715

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
COMMON STOCKS — 97.7% (a) (Continued)
	Telecommunication Services –
	Diversified — 0.8% (Continued)
29,600	Qwest Communications
	International Inc.	$202,168
10,300	tw telecom inc.*	197,760
11,100	Verizon Communications Inc.	427,794
8,900	VimpelCom Ltd.	125,668
2,800	VocalTec Communications Ltd.*	60,480
11,400	Windstream Corporation	146,718
		2,053,192
	Telecommunication Services – Wireless — 0.7%
6,620	American Tower Corp.*	343,048
600	Crown Castle International Corp.*	25,530
4,500	Leap Wireless International, Inc.*	69,705
17,200	MetroPCS Communications, Inc.*	279,328
900	Millicom International Cellular S.A.	86,553
7,700	Mobile TeleSystems - SP-ADR	163,471
4,200	NII Holdings Inc.*	175,014
4,000	NTT DOCOMO, Inc. - SP-ADR	70,360
34,500	Sprint Nextel Corp.*	160,080
1,900	Turkcell Iletisim
	Hizmetleri AS - SP-ADR	28,557
1,000	Vivo Participacoes S.A. - SP-ADR	40,380
9,300	Vodafone Group PLC - SP-ADR	267,375
		1,709,401
	Textiles, Apparel & Luxury Goods — 1.6%
4,500	Coach, Inc.	234,180
2,200	Kenneth Cole Productions, Inc.*	28,534
32,900	Crocs, Inc.*	586,936
5,300	Deckers Outdoor Corp.*	456,595
3,000	Fossil, Inc.*	280,950
1,200	G-III Apparel Group, Ltd.*	45,096
400	Gildan Activewear Inc.	13,108
2,200	Iconix Brand Group, Inc.*	47,256
13,000	Joe’s Jeans, Inc.*	13,780
2,200	The Jones Group Inc.	30,250
12,500	Liz Claiborne, Inc.*	67,375
2,300	Lululemon Athletica Inc.*	204,815
6,200	Luxottica Group SPA - SP-ADR	203,236
1,600	Steven Madden, Ltd.*	75,088
3,600	NIKE, Inc. Cl B	272,520
3,600	Phillips-Van Heusen Corp.	234,108
2,000	Polo Ralph Lauren Corp.	247,300
1,600	Skechers U.S.A., Inc.*	32,864
7,400	The Timberland Co.*	305,546
1,500	True Religion Apparel, Inc.*	35,205
4,500	Under Armour, Inc.*	306,225
1,800	VF Corp.	177,354
		3,898,321
	Thrifts & Mortgage Finance — 0.0%
4,100	First Niagara Financial Group, Inc.	55,678
1,700	NewAlliance Bancshares, Inc.	25,228
		80,906
	Tobacco — 0.3%
7,800	Altria Group Inc.	203,034
7,000	Philip Morris International Inc.	459,410
3,900	Reynolds American Inc.	138,567
		801,011
	Trading Companies & Distributors — 0.4%
6,300	Fastenal Co.	408,429
700	W.W. Grainger, Inc.	96,376
1,400	TAL International Group, Inc.	50,778
10,020	Titan Machinery, Inc.*	253,005
4,900	United Rentals, Inc.*	163,072
1,000	WESCO International, Inc.*	62,500
		1,034,160
	Water Utilities — 0.1%
8,800	American Water Works Co., Inc.	246,840

	Total common stocks
	(cost $203,342,999)	244,241,482

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.2% (a) (Continued)
REITS — 0.3% (a)
	Real Estate Investment Trusts — 0.3%
1,800	Annaly Capital Management Inc.	$31,410
7,200	Chimera Investment Corporation	28,512
1,000	Hatteras Financial Corp.	28,120
4,400	Host Hotels & Resorts Inc.	77,484
2,800	OMEGA Healthcare Investors, Inc.	62,552
1,000	Rayonier Inc.	62,310
1,000	Ventas, Inc.	54,300
17,700	Weyerhaeuser Co.	435,420
		780,108
	Total REITS
	(cost $862,343)	780,108

WARRANTS — 0.0% (a)
3,150	American International Group, Inc.,*
	Expiration Date - 01/19/21,
	Exercise Price - $45.00	35,060
70	Krispy Kreme Doughnuts, Inc.,*
	Expiration Date - 03/02/12,
	Exercise Price - $12.21	12
		35,072
	Total warrants
	(cost $47,259)	35,072

PREFERRED STOCKS — 0.2% (a)
	Beverages — 0.1%
8,800	Companhia de Bebidas das Americas
	Preferred - SP-ADR	249,128

	Commercial Banks — 0.1%
4,300	Banco Bradesco S.A. - SP-ADR	89,225
700	Bancolombia S.A. - SP-ADR	43,862
600	Itau Unibanco Holding
	S.A. - SP-ADR	14,430
		147,517
	Total preferred stocks
	(cost $373,016)	396,645
	Total investments — 98.2%
	(cost $204,625,617)	245,453,307
	Cash and receivables,
	less liabilities — 1.8% (a)	4,414,587
	TOTAL NET ASSETS — 100.0%	$249,867,894

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
(b)
These securities were fair valued as determined by the adviser using procedures approved by the Board of Directors. The total fair value of China Agritech, Inc. and J. Crew Group Escrow at March 31, 2011 is $15,625 which represents 0.0% of total net assets.

NYS – New York Registered Shares
SP-ADR – Sponsored American Depositary Receipts

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $10,949)	$885,414
Total investment income	885,414
EXPENSES:
Management fees	887,735
Administrative and accounting services	105,727
Transfer agent fees	100,125
Distribution fees	79,550
Custodian fees	59,350
Registration fees	40,965
Professional fees	27,920
Insurance expense	25,480
Printing and postage expense	24,075
Board of Directors fees	11,976
Chief Compliance Officer fees	10,500
Other expenses	7,020
Net expenses	1,380,423
NET INVESTMENT LOSS	(495,009)
NET REALIZED GAIN ON INVESTMENTS	4,135,142
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	27,397,256
NET GAIN ON INVESTMENTS	31,532,398
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,037,389

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2011 (Unaudited) and For the Year Ended September 30, 2010

	2011	2010
OPERATIONS:
Net investment loss	$(495,009)	$(415,149)
Net realized gain on investments	4,135,142	5,960,177
Net increase in unrealized appreciation on investments	27,397,256	4,829,266
Net increase in net assets from operations	31,037,389	10,374,294
FUND SHARE ACTIVITIES:
Proceeds from shares issued (2,428,700 and 1,781,997 shares, respectively)	134,043,664	80,933,456
Cost of shares redeemed (571,699 and 538,546 shares, respectively)	(31,255,663)	(23,818,278)
Net increase in net assets derived from Fund share activities	102,788,001	57,115,178
TOTAL INCREASE	133,825,390	67,489,472
NET ASSETS AT THE BEGINNING OF THE PERIOD	116,042,504	48,553,032
NET ASSETS AT THE END OF THE PERIOD (Includes accumulated
net investment income of $0 and $0, respectively)	$249,867,894	$116,042,504

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Months Ending		Years Ended September 30,
	March 31, 2011		2010	2009	2008	2007	2006
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$48.29		$41.87	$31.85	$32.05	$28.98	$29.48
Income from investment operations:
Net investment (loss) income (a)	(0.15)		(0.25)	(0.42)	(0.01)	0.17	(0.17)
Net realized and unrealized
gains (loss) on investments	10.51		6.67	10.44	0.02	2.90	(0.33)
Total from investment operations	10.36		6.42	10.02	0.01	3.07	(0.50)
Less distributions:
Distributions from net investment income	—		—	—	(0.21)	—	—
Distributions from net realized gains	—		—	—	—	—	—
Total from distributions	—		—	—	(0.21)	—	—
Net asset value, end of period	$58.65		$48.29	$41.87	$31.85	$32.05	$28.98

TOTAL RETURN	21.45	%(1)	15.33%	31.46%	(0.00%)	10.59%	(1.70%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	249,868		116,043	48,553	22,151	26,670	38,288
Ratio of expenses (after reimbursement)
to average net assets*	1.55	%(2)	1.80%	2.00%	2.00%	2.02%	2.01%
Ratio of net investment (loss) income
to average net assets**	(0.56	%)(2)	(0.55%)	(1.24%)	(0.03%)	0.55%	(0.55%)
Portfolio turnover rate	13%		80%	527%	364%	313%	281%

(a)	Amount calculated based on average shares outstanding throughout the period.
(1)	Not annualized.
(2)	Annualized.
*
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008 and 2007, the ratios would have been 2.51%, 2.67% and 2.25%, respectively.

**	If the Fund had paid all of its expenses for the years ended September 30, 2009, 2008 and 2007, the ratios would have been (1.75%), (0.70%) and 0.32%, respectively.

The accompanying notes to financial statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
March 31, 2011 (Unaudited)

(1)  Summary of Significant Accounting Policies —
The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended.  This Company consists of one fund: the Reynolds Blue Chip Growth Fund (the “Fund”).  The Company was incorporated under the laws of Maryland on April 28,1988.

The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies.

(a)  Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price.  Securities which are traded on the Nasdaq National Markets are valued

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2011 (Unaudited)

(1)  Summary of Significant Accounting Policies — (Continued)
at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value.  Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  The fair value of a security is the amount which the Fund might receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.  Variable rate demand notes are recorded at par value which approximates fair value.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1—	Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2—	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3—	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2011, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1—	Common Stocks	$244,225,857
	REITS	780,108
	Warrants	35,072
	Preferred Stocks	396,645
	Total Level 1	245,437,682
Level 2—	Common Stocks	15,625
Level 3—		—
Total		$245,453,307	*

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no significant transfers between levels during the six month period ending March 31, 2011.

*  Please refer to the Schedule of Investments to view common stocks and preferred stocks segregated by industry type.

(b)  Investment transactions are accounted for on a trade date basis for financial reporting purposes.  Net realized gains and losses on sales of securities are computed on the identified cost basis.

(c)  The Fund records dividend income on the ex-dividend date and interest income on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2011 (Unaudited)

(1)  Summary of Significant Accounting Policies — (Continued)
(d)  The Fund may have investments in short-term variable rate demand notes, which are unsecured instruments.  The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation.  The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(e)  GAAP requires that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.  For the six months ending March 31, 2011, the Fund reclassified $495,009 of net investment loss to capital stock.

(f)  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(g)  No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(h)  The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2011, open Federal tax years include the tax years ended September 30, 2007 through 2010.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ending March 31, 2011, the Fund did not incur any interest or penalties.  The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(2)  Investment Adviser and Management Agreement and Transactions With Related Parties —
The Fund has a management agreement with Reynolds Capital Management, LLC (“RCM”), to serve as investment adviser and manager.  The sole owner of RCM is Mr. Frederick L. Reynolds.  RCM is the successor to Reynolds Capital Management, a sole proprietorship for which Mr. Reynolds was sole proprietor.  Mr Reynolds is also an officer and interested director of the Fund.  Under the terms of the agreement, the Fund will pay RCM a monthly management fee at the annual rate of 1% of the daily net assets.

The agreement further stipulates that RCM will reimburse the Fund for all expenses exceeding 2% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items).  The Fund is not obligated to reimburse RCM for any expenses reimbursed in previous fiscal years.  No such reimbursements were required for the six months ending March 31, 2011.

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets.  Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

(3)  Distributions to Shareholders —
Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date.

(4)  Investment Transactions —
For the six months ending March 31, 2011, purchases and proceeds of sales of investment securities (excluding short-term securities) were $126,812,404 and $23,253,827, respectively.

Reynolds Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2011 (Unaudited)

(5)  Income Tax Information —
The following information for the Fund is presented on an income tax basis as of September 30, 2010:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$98,548,308	$17,644,617	($5,382,496)	$12,262,121	$ —	$ —

The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2010, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations ($4,248,056 expiring on September 30, 2011 and $11,370,315 expiring on September 30, 2013), as of September 30, 2010, and tax basis post-October losses as of September 30, 2010, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2010				September 30, 2009
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$ —	$ —	$15,618,371	$ —	$ —	$ —

The Fund has utilized $6,309,276 of its capital loss carryovers during the year ended September 30, 2010.

Since there were no ordinary distributions paid for the year ended September 30, 2010, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

ADVISORY AGREEMENT

On December 1, 2010, the Board of Directors (“Directors”) of Reynolds Funds, Inc. approved the continuation of the Reynolds Blue Chip Growth Fund’s (“Fund”) investment advisory agreement with Reynolds Capital Management, LLC.  Prior to approving the continuation of the advisory agreement, the Directors considered:
•the nature, extent and quality of the services provided by Reynolds Capital Management, LLC
•the investment performance of the Fund
•the costs of the services to be provided and profits to be realized by Reynolds Capital Management, LLC from its relationship with the Fund
•the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect any economies of scale
•the expense ratio of the Fund

In considering the nature, extent and quality of the services provided by Reynolds Capital Management, LLC, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing services provided by Reynolds Capital Management, LLC to the Fund.  The Directors concluded that Reynolds Capital Management, LLC was providing essential services to the Fund as well as services that were in addition to services typically provided non-mutual fund clients.

The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the overall performance of the Fund warranted the continuation of the advisory agreement.

In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed reports of the costs of services provided, and the profits realized, by Reynolds Capital Management, LLC, from its relationship with the Fund and concluded that such profits were reasonable and not excessive.  The Directors also reviewed reports comparing the expense ratio of, and the advisory fees paid by, the Fund, to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund was comparable to those of comparable mutual funds.

REYNOLDS BLUE CHIP GROWTH FUND
c/o U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
www.reynoldsfunds.com

Board of Directors
DENNIS N. MOSER
FREDERICK L. REYNOLDS
ROBERT E. STAUDER

Investment Adviser
REYNOLDS CAPITAL MANAGEMENT, LLC
3565 South Las Vegas Boulevard, #403
Las Vegas, Nevada 89109

Transfer Agent,
Dividend Disbursing Agent,
Administrator and Accountant
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-773-9665
or 1-800-7REYNOLDS
1-414-765-4124

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
COHEN FUND AUDIT SERVICES, LTD.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)
The Registrant’s disclosure controls and procedures are periodically evaluated.  As of April 13, 2011, the date of the last evaluation, the Registrant’s officers have concluded that the Registrant’s disclosure controls and procedures are adequate.

(b)
The Registrant’s internal controls are periodically evaluated.  There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reynolds Funds, Inc.
Registrant

By    /s/Frederick L. Reynolds
        Frederick L. Reynolds, President, Principal Executive Officer

Date     June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Reynolds Funds, Inc.
Registrant

By    /s/Frederick L. Reynolds
         Frederick L. Reynolds, President, Principal Executive Officer

Date     June 1, 2011

Reynolds Funds, Inc.
Registrant

By    /s/Frederick L. Reynolds
         Frederick L. Reynolds, Treasurer, Principal Financial Officer

Date     June 1, 2011